RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties

Balances as of the year ended December 31, 2025 and 2024, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2025	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	4,409	Ps.	—
Financial assets in investments		—		—		1,814,536		1,974,721		—
Financial assets in credit operations		20,582		7,624		696,239	(**)	2,748,562		6,083
Accounts receivable		—		1		43,423		2,074,649		—
Other assets		—		—		10,033		4,566		59

Liabilities
Deposits	Ps.	239,610	Ps.	35,305	Ps.	122,354	Ps.	1,320,671	Ps.	5,295
Accounts payable		398		389		33,379		317,642		1
Financial obligations		—		—		—	(1)	302,194		—
Other liabilities		—		7		403		16,001		—

(*) Include family members

(**) Include one loan for Ps. 981,276 at 36 months with SOFR rate 3M + 3.5%

(1) This amount represents MFG balances resulting from transactions with BAC entities, which are classified as liabilities related to non-current assets held for sale.

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2024	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	1,489	Ps.	—
Financial assets in investments		—		—		1,757,813		2,317,449		—
Financial assets in credit operations		22,120		6,821		702,904	(**)	2,854,618		3,584
Accounts receivable		—		17		21,281		1,625,006		37
Other assets		—		31		16,301		60,860		—

Liabilities
Deposits	Ps.	206,174	Ps.	30,417	Ps.	166,009	Ps.	1,467,708	Ps.	6,986
Accounts payable		333		267		26,934		265,585		2
Financial obligations		—		—		—		1,472		—
Other liabilities		—		—		15,900		9,634		22

(*) Include family members

(**) Includes one loan for Ps. 1,196,398 at 36 months with SOFR rate 3M + 3.5% with respect to the loan corresponding to the IBR rate 3M + 4.5%, it was cancelled until December 2024

Schedule of transactions between related parties

Transactions during the years ended as of December 31, 2025, 2024 and 2023, with related parties are as follows:

a.	Profit or loss

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2025	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	471	Ps.	576	Ps.	72,825	Ps.	516,465	Ps.	267
Fees income and commissions		16		32		134,113		218,623		35
Leases		—		—		1,900		25		—
Other income		—		34		485,421		11,234		55

Expenses
Financial expenses	Ps.	(6,248)	Ps.	(2,399)	Ps.	(9,901)	Ps.	(147,592)	Ps.	(204)
Fees expenses and commissions		(29)		(5,685)		(163,517)		(6,760)		(87)
Operating expenses		(590)		(13,448)		(987)		(5,403)		—
Other expenses		(52)		(111)		(313,292)		(48,116)		(187)

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2024	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	492	Ps.	516	Ps.	101,632	Ps.	558,438	Ps.	504
Fees income and commissions		15		25		65,007		155,392		33
Leases		—		—		1,751		26		—
Other income		—		7		458,918		8,879		40

Expenses
Financial expenses	Ps.	(2,539)	Ps.	(1,311)	Ps.	(10,639)	Ps.	(73,476)	Ps.	(490)
Fees expenses and commissions		(4)		(3,939)		(132,153)		(2,524)		(52)
Operating expenses		(579)		(9,348)		(1,147)		(5,139)		—
Other expenses		(16)		(41)		(170,952)		(96,707)		(1)

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2023	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	550	Ps.	611	Ps.	92,029	Ps.	618,120	Ps.	24,009
Fees income and commissions		4		25		28,853		157,205		33
Leases		—		—		1,574		76		—
Other income		3		14		480,565		30,809		51

Expenses
Financial expenses	Ps.	(4,412)	Ps.	(3,581)	Ps.	(10,337)	Ps.	(80,165)	Ps.	(281)
Fees expenses and commissions		(4)		(2,801)		(91,646)		(4,044)		(171)
Operating expenses		(706)		(15,735)		(408)		(5,517)		—
Other expenses		(11)		(8)		(173,899)		(100,632)		—

(*) Include family members

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2025		2024		2023
Salaries	Ps.	41,462	Ps.	38,904	Ps.	36,222
Short term benefits for employees		6,768		4,731		6,741
Termination benefits		—		—		8,754
Long term benefits for employees		458		541		—
Fees		5,798		3,939		2,418
Total	Ps.	54,486	Ps.	48,115	Ps.	54,135